Costs and Estimated Earnings (Tables) (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Schedule of Costs and Estimated Earnings

Costs and estimated earnings and related amounts billed are as follows:

	As at September 30, 2014	As at December 31, 2013	As at December 31, 2012
	$	$	$

Cost incurred	3,812,150	3,813,419	9,088,635

Estimated earnings, thereon	870,068	44,529	1,065,294
	4,682,218	3,857,948	10,153,929

Less: Billings to date	4,251,074	4,111,436	10,039,661
	431,144	(253,488)	114,268

Summary of Cost and Estimated Earnings Long Term Contracts

Such amounts are included in the accompanying Balance Sheets under the following captions:

	As at September 30, 2014	As at December 31, 2013	As at December 31, 2012
	$	$	$

Cost and estimated earnings in excess of billings	493,972	181,116	228,585

Billings in excess of costs and estimated earnings	(62,828)	(434,604)	(114,317)
	431,144	(253,488)	114,268